Loans Receivable (excluding Covered Loans) - Interest Rate Terms (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	$ 6,210,308
Loans at adjustable-rate	2,459,409
Within 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	366,988
Loans at adjustable-rate	1,167,059
1 to 3 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	189,917
Loans at adjustable-rate	562,839
3 to 5 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	100,854
Loans at adjustable-rate	713,975
5 to 10 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	127,292
Loans at adjustable-rate	12,884
10 to 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	819,570
Loans at adjustable-rate	0
Over 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	4,605,687
Loans at adjustable-rate	$ 2,652